Voya Global High Dividend Low Volatility Portfolio Expense Example - Voya Global High Dividend Low Volatility Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,414
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	366
Expense Example, with Redemption, 10 Years	828
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,125
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	583
Expense Example, with Redemption, 10 Years	$ 1,299